Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Subscription Receivables [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 150,000		$ (143,318)	$ (58,252)	$ (51,570)
Beginning balance, shares at Dec. 31, 2020	15,000,000
Shareholder’s distributions				(7,322)	(7,322)
Net loss				(268,604)	(268,604)
Ending balance, value at Dec. 31, 2021	$ 150,000		(143,318)	(334,178)	(327,496)
Ending balance, shares at Dec. 31, 2021	15,000,000
Shareholder’s distributions			616		616
Net loss				(370,438)	(370,438)
Shareholder’s contribution			616		616
Ending balance, value at Dec. 31, 2022	$ 150,000		(142,702)	(704,616)	(697,318)
Ending balance, shares at Dec. 31, 2022	15,000,000
Shareholder’s distributions				(129)
Net loss				(3,668,219)	(3,577,621)
Cancellation of common stock - related party	$ (78,800)		78,800
Cancellation of common stocks - related party, shares	(7,880,000)
Stock compensation	$ 16,900		3,363,100		3,380,000
Stock compensation, shares	1,690,000
Stock issuance for cash	$ 2,525	(75,000)	492,475		420,000
Stock issurance for cash, shares	252,500
Ending balance, value at Mar. 31, 2023	$ 90,625	$ (75,000)	$ 3,791,673	$ (4,372,964)	$ (475,068)
Ending balance, shares at Mar. 31, 2023	9,062,500